Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 6,524	¥ 1,968
Due after 1 year through 5 years, Carrying Amount	825	1,624
Due after 5 years through 10 years, Carrying Amount	3,244	1,638
Due after 10 years, Carrying Amount	300	301
Held-to-maturity, Cost	10,893	5,531
Due within 1 year, Fair value	6,525	1,972
Due after 1 year through 5 years, Fair value	832	1,629
Due after 5 years through 10 years, Fair value	3,293	1,650
Due after 10 years, Fair value	346	326
Total Fair value	¥ 10,996	¥ 5,577